Offerings	Apr. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 853,529,507.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,872.43
Offering Note	The transaction valuation is calculated as the additional amount of aggregate maximum purchase price for common shares of beneficial interest ("Shares") of Blackstone Private Credit Fund (the "Fund") that are accepted for purchase by the Fund. This is the final amendment to the Schedule TO-I filed by the Fund (File No. 005-91801) on February 2, 2026, as amended on March 2, 2026, and is being filed to report the results of the offer. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,380,172,880.12
Amount of Registration Fee	$ 328,701.87
Offering Note	The fee of $328,701.87 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-91801) on February 2, 2026. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.